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Terrence O. Davis (404) 817-8531 terrence.davis@hklaw.com

October 26, 2015

VIA EDGAR
U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
 Washington, DC 20549
RE:	Starboard Investment Trust (File Nos. 333-159484 and 811-22298), on behalf of the Cavalier Funds (the "Funds"), each a series of the Trust
Ladies and Gentlemen,
On behalf of the Funds, and pursuant to Rule 497(c) of the General Rules and Regulations under the Securities Act of 1933, as amended, this filing is being made for the sole purpose of submitting an interactive data file as required by Rule 405 of Regulation S-T. The interactive data file included as an exhibit to this filing relates to the Prospectus and Statement of Additional Information dated September 28, 2015; the final form of which was filed with the Securities and Exchange Commission on October 2, 2015 and is incorporated by reference into this filing.
If you have any questions concerning the foregoing, please contact the undersigned at 404.817.8531.

Yours truly,

/s/ Terrence O. Davis
Terrence O. Davis

cc:	Deborah Skeens Division of Investment Management Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549

Exhibit Index

Exhibit Number	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase